Subsequent Events (Details) € in Millions				6 Months Ended
	Mar. 31, 2025	Aug. 04, 2024 $ / shares shares	Jul. 08, 2024 EUR (€)	Jun. 30, 2024 $ / shares shares
Subsequent Events [Line Items]
Extended period	1 year
Price per share | $ / shares				$ 2.5
Investor Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Additional ordinary shares | shares				1,000,000
Investor Agreement Restriction [Member]
Subsequent Events [Line Items]
Ownership percentage				24.99%
Subsequent Event [Member]
Subsequent Events [Line Items]
Availability of second tranche | €			€ 3.5
Annual fixed interest rate			5.00%
Ordinary Shares [Member] | Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Purchase of ordinary share | shares				1,000,000
Price per ordinary share | $ / shares				$ 2.5
Private Placement [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares | shares		1,000,000
Price per share | $ / shares		$ 1.05